Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

18 RELATED PARTY TRANSACTIONS

Deng Yuqiang and Zhang Xiangdong, borrowed RMB3,511,093 and RMB1,265,454, respectively from the Company in 2012. Part of the loan provided to Deng Yuqiang was offset by an equivalent amount of RMB1,470,258 due to him. The outstanding amounts due from Deng Yuqiang and Zhang Xiangdong as of December 31, 2012 were non-interest bearing and subsequently received by the Company in cash on August 21, 2013. Zhang Xiangdong borrowed an additional RMB517,500 from the Company in 2013, and Zhang Xiangdong subsequently repaid the amount to the Company in cash in August 2013.

As of December 31, 2014, a receivable of RMB6,366,986 was due from Jiucai represented the net balance the Company paid on behalf of Jiucai from November 25, 2014 (date of incorporation of Jiucai) to December 31, 2014 and net assets related to lottery business sold to Jiucai at the Company’s net book value.